UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4395

Smith Barney Muni Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

C/o Citigroup Asset Management

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: March 31

Date of reporting period: September 30, 2005

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

EXPERIENCE

SEMI-ANNUAL

REPORT

SEPTEMBER 30, 2005

Smith Barney Muni Funds

New York Money Market Portfolio

New York Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Smith Barney Muni Funds

New York Money Market Portfolio

New York Portfolio

Semi-Annual Report  •  September 30, 2005

What’s

Inside

Fund Objective

The Fund seeks as high a level of income exempt from federal income taxes and New York State and New York City personal income taxes as is consistent with prudent investing.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

There was no shortage of potential threats to the U.S. economy during the reporting period. These included record high oil prices, rising short-term interest rates, the devastation inflicted by Hurricanes Katrina and Rita, geopolitical issues and falling consumer confidence. However, the economy proved to be surprisingly resilient. First quarter 2005 gross domestic product (“GDP”)i growth was 3.8% and second quarter GDP growth was 3.3%, another solid advance. This marked nine consecutive quarters when GDP grew 3.0% or more.

The Federal Reserve Board (“Fed”)ii continued to raise interest rates in an attempt to ward off inflation. After raising rates seven times from June 2004 through March 2005, the Fed increased its target for the federal funds rateiii in 0.25% increments four additional times over the period. All told, the Fed’s eleven rate hikes have brought the target for the federal funds rate from 1.00% to 3.75%. This also represents the longest sustained Fed tightening cycle since 1977-1979. Following the end of the Fund’s reporting period, at its November meeting, the Fed once again raised the target rate by 0.25% to 4.00%.

During much of the reporting period, the fixed income market confounded investors as short-term interest rates rose in concert with the Fed rate tightening, while longer-term rates, surprisingly, declined. When the period began, the federal funds target rate was 2.75% and the yield on the 10-year Treasury was 4.13%. When the reporting period ended, the federal funds rate rose to 3.75%. Due to a spike in September, the 10-year yield was 4.29% at that time, slightly higher than when the period began, but still lower than its yield of 4.62% when the Fed began its tightening cycle on June 30, 2004. This trend also occurred in the municipal bond market.

Smith Barney Muni Funds 2005 Semi-Annual Report         1

New York Money Market Portfolio

Performance Review

As of September 30, 2005, the seven-day current yield for Class A shares of the Smith Barney Muni Funds — New York Money Market Portfolio was 2.07% and its seven-day effective yield, which reflects compounding, was 2.09%.1

Certain investors may be subject to the Federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot

	Seven Day Current Yield[1]	Seven Day Effective Yield[1]

Class A Shares	2.07%	2.09%

Class Y Shares	2.20%	2.22%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

New York Portfolio

Performance Review

For the six months ended September 30, 2005, Class A shares of the Smith Barney Muni Funds — New York Portfolio, excluding sales charges, returned 1.15%. These shares underperformed the Lipper New York Municipal Debt Funds Category Average,2 which increased 2.62% over the same time frame. The Fund’s unmanaged benchmark,

[1]	The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended September 30, 2005, including the reinvestment of distributions, including returns of capital, if any, calculated among the 107 funds in the Fund’s Lipper category, and excluding sales charges.

2         Smith Barney Muni Funds 2005 Semi-Annual Report

the Lehman Brothers Municipal Bond Index,iv returned 2.80% for the same period.

Certain investors may be subject to the Federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of September 30, 2005 (excluding sales charges) (unaudited)

6 Months

New York Portfolio — Class A Shares	1.15%

Lehman Brothers Municipal Bond Index	2.80%

Lipper New York Municipal Debt Funds Category Average	2.62%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.citigroupam.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions. Excluding sales charges, Class B shares returned 0.80%, Class C shares returned 0.79% and Class Y shares returned 1.24% over the six months ended September 30, 2005.

Special Shareholder Notice

On June 24, 2005, Citigroup Inc. (“Citigroup”) announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, Smith Barney Fund Management LLC (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Smith Barney Muni Funds 2005 Semi-Annual Report         3

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore the Trust’s Board of Trustees has approved a new investment management contract between the Fund and the Manager to become effective upon the closing of the sale to Legg Mason. The new investment management contract has been presented to shareholders for their approval.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its Adviser with regard to recent regulatory developments is contained in the Notes to the Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

November 1, 2005

4         Smith Barney Muni Funds 2005 Semi-Annual Report

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS:

New York Money Market Portfolio: Certain Investors may be subject to the Federal Alternative Minimum Tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please see the Fund’s prospectus for more information on these and other risks.

New York Portfolio: Keep in mind, the Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. As a non-diversified fund, it can invest a larger percentage of its assets in fewer issues than a diversified fund. This may magnify the Fund’s losses from events affecting a particular issuer. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.

Smith Barney Muni Funds 2005 Semi-Annual Report         5

Fund at a Glance (unaudited)

New York Money Market Portfolio

6         Smith Barney Muni Funds 2005 Semi-Annual Report

Fund Expenses (unaudited)

New York Money Market Portfolio

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2005 and held for the six months ended September 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	0.92%	$1,000.00	$1,009.20	0.62%	$3.12

Class Y	0.99	1,000.00	1,009.90	0.49	2.47

(1)	For the six months ended September 30, 2005.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Smith Barney Muni Funds 2005 Semi-Annual Report          7

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,021.96	0.62%	$3.14

Class Y	5.00	1,000.00	1,022.61	0.49	2.48

(1)	For the six months ended September 30, 2005.
(2)	Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

8         Smith Barney Muni Funds 2005 Semi-Annual Report

Fund at a Glance (unaudited)

New York Portfolio

Smith Barney Muni Funds 2005 Semi-Annual Report          9

Fund Expenses (unaudited)

New York Portfolio

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2005 and held for the six months ended September 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	1.15%	$1,000.00	$1,011.50	0.71%	$3.58

Class B	0.80	1,000.00	1,008.00	1.25	6.29

Class C	0.79	1,000.00	1,007.90	1.27	6.39

Class Y	1.24	1,000.00	1,012.40	0.54	2.72

(1)	For the six months ended September 30, 2005.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

10         Smith Barney Muni Funds 2005 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,021.51	0.71%	$3.60

Class B	5.00	1,000.00	1,018.80	1.25	6.33

Class C	5.00	1,000.00	1,018.70	1.27	6.43

Class Y	5.00	1,000.00	1,022.36	0.54	2.74

(1)	For the six months ended September 30, 2005.
(2)	Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Smith Barney Muni Funds 2005 Semi-Annual Report          11

Schedules of Investments (September 30, 2005) (unaudited)

New York Money Market Portfolio

Face Amount	Rating‡	Security	Value

Education — 9.5%
		Albany, NY, IDA, Civic Facilities University at Albany:
$4,910,000	A-1	Series A, AMBAC-Insured, SPA-Key Bank N.A., 2.770%, 10/6/05 (a)	$4,910,000
13,770,000	A-1	Series B, AMBAC-Insured, SPA-Key Bank N.A., 2.770%, 10/6/05 (a)	13,770,000
10,945,000	A-1	Series C, AMBAC-Insured, SPA-Key Bank N.A., 2.770%, 10/6/05 (a)	10,945,000
15,615,000	A-1	Series D, AMBAC-Insured, SPA-Key Bank N.A., 2.770%, 10/6/05 (a)	15,615,000
5,525,000	A-1+	Dutchess County, NY, IDA, Marist College, Series A, LOC-Bank of New York, 2.720%, 10/6/05 (a)	5,525,000
4,170,000	A-1+	New York City, NY, IDA Revenue, Ethical Culture School Project Series A, XLCA-Insured, SPA-Dexia Credit Local, 2.750%, 10/6/05 (a)	4,170,000
		New York State Dormitory Authority Revenue:
		Columbia University:
2,000,000	AAA	MSTC, SGA 132, PART, LIQ-Societe Generale, 2.760%, 10/5/05 (a)	2,000,000
9,200,000	A-1+	Series B, 2.740%, 10/6/05 (a)	9,200,000
1,200,000	A-1+	Cornell University, Series B, LOC-JPMorgan Chase, 2.740%, 10/6/05 (a)	1,200,000
		TECP:
10,000,000	A-1+	2.480% due 10/12/05	10,000,000
15,000,000	A-1+	2.620% due 12/2/05	15,000,000
15,000,000	A-1+	2.680% due 12/9/05	15,000,000
10,500,000	VMIG1(b)	Oxford University Press Inc. LOC-Landesbank Hessen-Thuringen, 2.750%, 10/5/05 (a)	10,500,000
3,700,000	A-1+	Rockefeller University, Series A, 2.750%, 10/5/05 (a)	3,700,000
7,842,500	VMIG1(b)	State Personal Income Tax Revenue, Series 821,PART, FGIC-Insured, 2.760%, LIQ- Morgan Stanley, 10/6/05 (a)	7,842,500
9,945,000	A-1	State University, Series PA-622, PART, LIQ-Merrill Lynch Capital Services Inc., 4.000% 10/6/05 (a)	9,945,000
2,600,000	A-1+	Wagner College, LOC-JPMorgan Chase, 2.760%, 10/5/05 (a)	2,600,000
4,330,000	VMIG1(b)	Oneida County, NY, IDA, Civic Facility Hamilton College, MBIA-Insured, SPA-Bank of New York, 2.750%, 10/5/05 (a)	4,330,000
9,320,000	VMIG1(b)	Puerto Rico Industrial Tourist Educational, Medical & Environmental Cultural Facilities, Floater Certificates, Series 464, PART, MBIA-Insured, LIQ-Morgan Stanley, 1.850% due 10/13/05	9,320,000
11,890,000	VMIG1(b)	Tompkins County, NY, IDA Revenue, Civic Facilities, Ithaca College, Series B, XCLA-Insured, SPA-HSBC Holdings PLC, 2.800%, 10/6/05 (a)	11,890,000
1,500,000	A-1+	Troy, NY, IDA, Civic Facilities Revenue, Rensselaer Polytechnic Institute, Series E, 2.750%, 10/6/05 (a)	1,500,000

		Total Education	168,962,500

See Notes to Financial Statements.

12         Smith Barney Muni Funds 2005 Semi-Annual Report

Schedules of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Escrowed to Maturity — 0.5%
$9,170,000	A-1	New York State Environmental Facilities Clean Water MSTC, Class A, PART, 2.780%, 10/6/05 (a) (escrowed to maturity with U.S. government securities)	$9,170,000

Finance — 10.9%
		Nassau County, NY, Interim Finance Authority, Sales Tax Revenue, FSA-Insured:
14,165,000	A-1+	Series A, LIQ-Dexia Credit Local, 2.700%, 10/5/05 (a)	14,165,000
9,345,000	A-1+	Series B, SPA-BNP Paribas, 2.720%, 10/5/05 (a)	9,345,000
		New York City, NY, TFA:
6,300,000	A-1+	Future Tax Secured, Subordinated Series C2, SPA-Landesbank Hessen, 2.790%, 10/3/05 (a)	6,300,000
1,215,000	A-1+	NYC Recovery, Series 3, Subordinated Series 3-G, SPA-Bank of New York, 2.740%, 10/5/05 (a)	1,215,000
1,000,000	A-1+	Subordinated Series 2-D, LIQ-Lloyds TSB Bank, 2.740%, 10/5/05 (a)	1,000,000
		Future Tax Secured:
28,300,000	A-1+	Series A2, LIQ-Bank of Nova Scotia, 2.740%, 10/5/05 (a)	28,300,000
200,000	A-1+	Series B, SPA-Landesbank Baden-Wurttemburg, 2.800%, 10/3/05 (a)	200,000
700,000	A-1+	Series C, LIQ-Landesbank Baden-Wurttemberg, 2.740%, 10/5/05 (a)	700,000
		New York City Recovery Project, Series 3, Subseries 3-H, SPA-Royal Bank of Canada,
35,400,000	A-1+	2.790%, 10/3/05 (a)	35,400,000
3,000,000	A-1+	NYC Recovery, Series 1, Subordinated 1A, LOC-Landesbank Hessen-Thuringen, 2.740%, 10/5/05 (a)	3,000,000
18,555,000	A-1+	New York State, Series A, LOC-Bayerische Landesbank & Westdeustche Landesbank, 2.720%, 10/5/05 (a)	18,555,000
		New York State LGAC:
18,600,000	A-1+	Refunding, Subordinated Lien, Series 4V, FSA-Insured, SPA-Westdeustche Landesbank, 2.750%, 10/5/05 (a)	18,600,000
38,600,000	A-1+	Series 3V, Refunding, FGIC-Insured, SPA-Landesbank Baden-Wurttemburg, 2.750%, 10/5/05 (a)	38,600,000
350,000	A-1+	Series SGA 59, PART, AMBAC-Insured, LIQ-Societe Generale, 2.830%, 10/3/05 (a)	350,000
18,495,000	A-1	Puerto Rico, IFA, MSTC, Class A, Series 2000-106, PART, LIQ-Bear Stearns ESC-U.S. Government Securities, 2.730%, 10/5/05 (a)	18,495,000

		Total Finance	194,225,000

General Obligations — 12.3%
		Allegany County, NY, LOC-Depfa Bank Europe PLC State Aid Withholding:
6,250,000	MIG1(b)	State Aid Withholding BAN, 3.500% due 12/8/05	6,265,038
2,000,000	MIG1(b)	State Aid Withholding RAN, 3.500% due 12/8/05	2,004,812

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report          13

Schedules of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

General Obligations — 12.3% (continued)
$1,750,000	NR	East Williston, NY, Union Free School District, 3.750% due 6/28/06	$1,764,121
28,000,000	MIG1(b)	Half Hollow Hills, NY, Central School District, TAN, 4.000% due 6/30/06	28,248,633
300,000	AAA	Hempstead Town, NY, Series B, MBIA-Insured, 4.000% due 2/1/06	301,282
		New York City, NY:
600,000	A-1+	MSTC, Series SGB 35, PART, AMBAC-Insured, LOC-Societe Generale, 2.750%, 10/6/05 (a)	600,000
29,500,000	A-1+	Series A Subordinated Series A-3, LOC-BNP Paribas, 2.740%, 10/5/05 (a)	29,500,000
800,000	A-1+	Series A-4, LOC-Bayerische Landesbank, 2.800%, 10/3/05 (a)	800,000
9,595,000	A-1+	Series C, Subordinated Series C-2, LOC-Bayerische Landesbank, 2.740%, 10/5/05 (a)	9,595,000
600,000	A-1+	Series 95 F-6, LOC-JPMorgan Chase, 2.730%, 10/5/05 (a)	600,000
18,000,000	A-1+	Series J, Subordinated Series J-2, LOC-Westdeutsche Landesbank, 2.760%, 10/5/05 (a)	18,000,000
1,000,000	A-1+	Subordinated Series G-2, LOC-Bank of Nova Scotia, 2.730%, 10/5/05 (a)	1,000,000
1,900,000	A-1+	Subordinated Series H-1, LOC-Bank of New York, 2.800%, 10/3/05 (a)	1,900,000
4,000,000	A-1+	Subordinated Series H-5, 1994, MBIA-Insured, LIQ-Landesbank Hessen-Thuringen, 2.470%, due 11/8/05, TECP	4,000,000
		New York State TECP:
		Series 98A, LOC-Bayerische Landesbank, JPMorgan Chase, Landesbank Hessen-Thuringen:
52,900,000	A-1+	2.620% due 12/1/05	52,900,000
24,605,000	AAA	Series A, LOC-Dexia Credit Local, 1.800% due 10/7/05	24,605,000
15,000,000	MIG1(b)	Syracuse City, NY, RAN, Series D, LOC-JPMorgan Chase, 4.000% due 6/30/06	15,118,800
21,000,000	NR	Three Village Central School District, TAN, 4.000% due 6/30/06	21,208,901
435,000	Aaa(b)	Warwick Valley, NY, Central School District, Series B, FGIC-Insured, 500% due 1/15/06	435,245

		Total General Obligations	218,846,832

Government Facilities — 9.5%
61,025,000	A-1+	New York State Dormitory Authority Revenue, Court Facilities Lease, Series B, LOC-Bayerische Landesbank, 2.730%, 10/5/05 (a)	61,025,000
		Jay Street Development Corp., Court Facilities Lease Revenue:
41,600,000	A-1+	Series A-1, LOC-Bank of America, 2.750%, 10/5/05 (a)	41,600,000
		Series A-2, LOC-Depfa Bank PLC:
3,060,000	A-1+	2.550%, 10/12/05 (a)	3,060,000
3,500,000	A-1+	2.610%, 10/12/05 (a)	3,500,000
31,900,000	A-1+	Series A-3, LOC-Depfa Bank PLC, 2.720%, 10/5/05 (a)	31,900,000

See Notes to Financial Statements.

14         Smith Barney Muni Funds 2005 Semi-Annual Report

Schedules of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Government Facilities — 9.5% (continued)
$21,200,000	A-1	New York State Urban Development Corp., Putters Series 313, PART, SPA-JPMorgan Chase, 2.780%, 10/6/05 (a)	$21,200,000
8,000,000	VMIG1(b)	New York State Urban Development Corp. Revenue, MERLOT, Series N, PART, AMBAC-Insured, SPA-Wachovia Bank, 2.760%, 10/5/05 (a)	8,000,000

		Total Government Facilities	170,285,000

Hospitals — 7.8%
		Nassau Health Care Corp.:
28,430,000	A-1+	Series 2004-C1, Refunding, FSA-Insured, SPA-Dexia Credit Local, 2.720%, 10/6/05 (a)	28,430,000
17,600,000	A-1+	Series 2004-C3, FSA-Insured, SPA-Dexia Credit Local, 2.750%, 10/6/05 (a)	17,600,000
2,345,000	VMIG1(b)	New York City, NY, IDA Revenue, Peninsula Hospital Center Project, LOC-JPMorgan Chase, 2.810%, 10/6/05 (a)	2,345,000
		New York State Dormitory Authority Revenue:
7,800,000	A-1+	Mental Heath Facilities Improvement, Series 2B, FSA-Insured, SPA-Dexia Credit Local, 2.750%, 10/6/05 (a)	7,800,000
3,004,000	A-1+	Mental Health Facilities Improvement, Series F-2B, FSA-Insured, SPA-Dexia Credit Local, 2.740%, 10/6/05 (a)	3,004,000
		Mental Health Services:
7,300,000	A-1+	Sub-Series D-2C, MBIA-Insured, LIQ-Landesbank Baden-Wuerttemberg, 2.730%, 10/6/05 (a)	7,300,000
12,700,000	A-1+	Sub-Series D-2E, SPA-BNP Paribas, 2.720%, 10/6/05 (a)	12,700,000
15,000,000	A-1+	Sub-Series D-2G, SPA-Bank of Nova Scotia, 2.720%, 10/6/05 (a)	15,000,000
35,000,000	A-1+	Sub-Series D-2H, LIQ-HSBC Holding PLC, 2.720%, 10/6/05 (a)	35,000,000
8,000,000	VMIG1(b)	Ontario County, NY, IDA, Frederick Ferris Thompson Hospital, Series B, LOC-Key Bank of New York, 2.770%, 10/5/05 (a)	8,000,000
2,460,000	A-1	Orange County, NY, IDR, Horton Medical Center Project, FSA-Insured, SPA-Bank of America, 2.730%, 10/6/05 (a)	2,460,000

		Total Hospitals	139,639,000

Housing: Multi-Family — 9.7%
		New York City, NY, HDC:
44,910,000	A-1+	2 Gold Series A, LOC- Bank of America, 2.770%, 10/12/05 (a)	44,910,000
18,500,000	A-1+	90 West Series A, LOC-HSBC Bank USA, 2.770%, 10/5/05 (a)	18,500,000
5,000,000	A-1+	Lyric Development Series A, FNMA-Collateralized, 2.760%, 10/5/05 (a)(c)	5,000,000
		Multi-Family Rental Housing Revenue:
8,000,000	A-1+	Related Sierra Development, Series A, FNMA-Collateralized, 2.760%, 10/5/05 (a)(c)	8,000,000
7,200,000	A-1+	West 43rd Street Development, Series A, FNMA-Collateralized, 2.760%, 10/5/05 (a)(c)	7,200,000

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report          15

Schedules of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Housing: Multi-Family — 9.7% (continued)
		New York State HFA:
$10,000,000	VMIG1(b)	20 River Terrace Housing, Series A, FNMA-Collateralized, 2.760%, 10/5/05 (a)	$10,000,000
3,000,000	VMIG1(b)	240 East 39th Street Housing, Series A, FNMA-Collateralized, 2.810%, 10/5/05 (a)(c)	3,000,000
5,000,000	VMIG1(b)	750 Sixth Avenue, Series A, FNMA-Collateralized, 2.810%, 10/5/05 (a)(c)	5,000,000
3,000,000	VMIG1(b)	Chelsea Arms Housing, Series A, FNMA-Collateralized, 2.780%, 10/5/05 (a)(c)	3,000,000
2,300,000	VMIG1(b)	Historic Front Street, Series A, LOC-Bank of New York, 2.730%, 10/5/05 (a)	2,300,000
5,450,000	A-1+	Normandie Court I Project, LOC-Landesbank Hessen-Thuringen, 2.680%, 10/5/05 (a)	5,450,000
4,550,000	A-1+	Revenue, 350 West 43rd Street, Series A, LOC-Landesbank Hessen-Thuringen, 2.760%, 10/5/05 (a)(c)	4,550,000
22,500,000	A-1+	Service Contract Revenue, Refunding, Series A, LOC-Westdeutsche Landesbank, 2.740%, 10/5/05 (a)	22,500,000
5,000,000	A-1+	Service Contract Revenue, Series B, LOC-BNP Paribas, 2.740%, 10/5/05 (a)	5,000,000
16,400,000	VMIG1(b)	Union Square South Housing, FNMA-Collateralized, 2.800%, 10/5/05 (a)(c)	16,400,000
2,000,000	VMIG1(b)	Victory Housing, Series 2002-A, FHLMC-Collateralized, 2.780%, 10/5/05 (a)(c)	2,000,000
2,000,000	VMIG1(b)	Worth Street, Series A, FNMA-Collateralized, 2.780%, 10/5/05 (a)(c)	2,000,000
9,000,000	VMIG1(b)	New York State, HFA, Series A, FNMA-Insured, 2.760%, 10/12/05 (a)(c)	9,000,000

		Total Housing: Multi-Family	173,810,000

Housing: Single Family — 3.0%
7,875,000	VMIG1(b)	New York State Mortgage Agency Revenue, Homeowner Mortgage, Series 115, SPA-Dexia Credit Local, 2.760%, 10/12/05 (a)(c)	7,875,000
		New York State Mortgage Agency Revenue:
20,000,000	VMIG1(b)	37th Series, SPA-Dexia Credit Local, 2.810%, 10/5/05 (a)(c)	20,000,000
26,300,000	VMIG1(b)	Series 122, SPA-Dexia Credit Local, 2.800%, 10/5/05 (a)(c)	26,300,000

		Total Housing: Single Family	54,175,000

Industrial Development — 5.0%
1,315,000	VMIG1(b)	Erie County, NY, IDA, Rosina Food Products, Inc., LOC-HSBC Bank USA, 2.900%, 10/12/05 (a)(c)	1,315,000
2,475,000	A-1+	Genesee County, NY, IDA, RJ Properties LLC Project, LOC-Fleet National Bank, 2.770%, 10/5/05 (a)(c)	2,475,000
2,670,000	A-1+	Lancaster, NY, IDA, Sealing Devices, Inc. Facility, LOC-HSBC Bank USA, 3.300%, 10/6/05 (a)(c)	2,670,000
3,000,000	A-1+	Lewis County, NY, IDA, Climax Manufacturing, SPA-Bank of America, 2.770%, 10/5/05 (a)(c)	3,000,000

See Notes to Financial Statements.

16         Smith Barney Muni Funds 2005 Semi-Annual Report

Schedules of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Industrial Development — 5.0% (continued)
$305,000	A-1+	Monroe County, NY, IDA, JADA Precision, SPA-Bank of America, 2.770%, 10/5/05 (a)(c)	$305,000
		Nassau County, NY, IDA:
17,500,000	A-1+	Civic Facilities Revenue, Cold Spring Harbor, 2.790%, 10/3/05 (a)	17,500,000
2,620,000	A-1+	Rubies Costume Co. Project, SPA-Bank of America, 2.770%, 10/5/05 (a)	2,620,000
		New York City, NY, IDA:
3,875,000	VMIG1(b)	Ahava Food Corp. Project, LOC-Bank of America NA, 2.850%, 10/6/05 (a)(c)	3,875,000
4,965,000	VMIG1(b)	Center For Jewish History Project, LOC-Bank of America NA, 2.720%, 10/6/05 (a)	4,965,000
5,300,000	A-1+	Children’s Oncology Society, LOC-Bank of New York, 2.760%, 10/5/05 (a)	5,300,000
3,400,000	A-1+	Gary Plastic Packaging Corp., LOC-JPMorgan Chase, 2.900%, 10/6/05 (a)(c)	3,400,000
2,700,000	A-1+	NY Stock Exchange Project, Series B, LOC-Bank of America NA, 2.720%, 10/6/05 (a)	2,700,000
1,770,000	A-1+	PS Bibbs Inc., LOC-JPMorgan Chase, 2.900%, 10/6/05 (a)(c)	1,770,000
1,125,000	A-1+	Oneida County, NY, IDA, Harden Furniture, LOC-Bank of America, 2.770%, 10/5/05 (a)(c)	1,125,000
		Onondaga County, NY, IDA:
3,355,000	A-1+	Syracuse Executive Air Service, Series A, LOC-Bank of America, 2.770%, 10/5/05 (a)(c)	3,355,000
5,410,000	A-1+	Syracuse Research Corp., LOC-HSBC Bank USA, 2.850%, 10/6/05 (a)	5,410,000
1,815,000	A-1+	Ontario County, NY, IDA, Dixit Enterprises, Series B, LOC-HSBC Holdings PLC, 3.300%, 10/6/05 (a)(c)	1,815,000
2,210,000	A-1+	Oswego County, NY, IDR, Fulton Thermal Project Corp., LOC-Bank of America, 2.770%, 10/5/05 (a)(c)	2,210,000
1,330,000	P-1(b)	Schenectady County, NY, IDA, IDR, Refunding, Scotia Industrial Park Project, Series 98-A, LOC-Bank of America, 2.720%, 10/5/05 (a)	1,330,000
3,265,000	A-1+	St. Lawrence County, NY, IDA, Civic Facilities Revenue, United Helpers Independent Living Corp., LOC-Bank of America, 2.720%, 10/5/05 (a)	3,265,000
3,770,000	A-1+	Suffolk County, NY, IDR, JBC Realty LLC, LOC-JPMorgan Chase, 2.770%, 10/5/05 (a)(c)	3,770,000
4,895,000	A-1+	Westchester County, NY, IDA, Boys & Girls Club Project, LOC-Bank of New York, 2.720%, 10/5/05 (a)	4,895,000
2,020,000	A-1+	Yates County, NY, IDA, Coach & Equipment Manufacturing Corp., Series A, LOC-Bank of America, 2.770%, 10/5/05 (a)(c)	2,020,000
		Yonkers, NY, IDA:
2,200,,000	VMIG1(b)	Civic Facilities RevenueLOC-Bank of New York, 2.750%, 10/5/05 (a)	2,200,000

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report          17

Schedules of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Industrial Development — 5.0% (continued)
$5,750,000	A-1+	Consumers Union Facilities, AMBAC-Insured, SPA-Bank of New York, 2.750%, 10/5/05 (a)	$5,750,000

		Total Industrial Development	89,040,000

Miscellaneous — 2.0%
35,580,000	A1+	Oneida Indian Nation, Series 2002, LOC-Bank of America NA, 2.720%, 10/5/05 (a)	35,580,000

Pollution Control — 1.2%
	-	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue LOC-Bayerische Landesbank, Landesbank Hessen-Thuringen, TECP:
8,000,000	A-1+	2.630% due 10/14/05	8,000,000
5,000,000	A-1+	2.630% due 11/9/05	5,000,000
8,700,000	A-1+	2.650% due 12/6/05	8,700,000

		Total Pollution Control	21,700,000

Public Facilities — 2.9%
		New York City, NY, Trust for Cultural Resources Revenue:
3,035,000	VMIG1(b)	American Museum of Natural History, Series 162, PART, AMBAC-Insured, LIQ-Morgan Stanley, 2.760%, 10/6/05 (a)	3,035,000
17,000,000	A-1+	Pierpont Morgan Library, LOC-JPMorgan Chase, 2.750%, 10/6/05 (a)	17,000,000
30,000	VMIG1(b)	Soloman R. Guggenheim Museum, Series B, LOC-Bank of America NA, 2.720%, 10/6/05 (a)	30,000
		New York State Dormitory Authority Revenue:
		Metropolitan Museum of Art:
12,440,000	A-1+	Series A, 2.720%, 10/5/05 (a)	12,440,000
4,240,000	A-1+	Series B, 2.720%, 10/5/05 (a)	4,240,000
		New York Public Library:
5,630,000	A-1+	Series A, MBIA-Insured, SPA-Wachovia Bank NA, 2.750%, 10/5/05 (a)	5,630,000
9,060,000	A-1+	Series B, MBIA-Insured, SPA-Wachovia Bank NA, 2.750%, 10/5/05 (a)	9,060,000

		Total Public Facilities	51,435,000

Transportation — 13.7%
		Metropolitan Transportation Authority of New York:
		BAN, LOC-ABM-Amro Bank NV, TECP:
		Series CP-1, Sub-Series A:
10,000,000	A-1+	2.520% due 10/3/05	10,000,000
7,500,000	A-1+	2.650% due 12/1/05	7,500,000
		Sub-Series CP-1:
15,500,000	A-1+	2.530% due 10/11/05	15,500,000
5,000,000	A-1+	2.630% due 11/4/05	5,000,000
12,975,000	A-1+	Series D-1, FSA-Insured, SPA-Westdeustche Landesbank, 2.720%, 10/6/05 (a)	12,975,000

See Notes to Financial Statements.

18         Smith Barney Muni Funds 2005 Semi-Annual Report

Schedules of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Transportation — 13.7% (continued)
		Series D-2:
$5,000,000	A-1+	AMBAC-Insured, SPA-Wachovia Bank, 2.750%, 10/6/05 (a)	$5,000,000
4,125,000	A-1+	Refunding, FSA-Insured, SPA-Dexia Credit Local, 2.720%, 10/6/05 (a)	4,125,000
18,950,000	A-1+	Sub-Series A-3, XLCA-Insured, LOC-Depfa Bank, 2.720%, 10/6/05 (a)	18,950,000
		New York State Thruway Authority:
3,765,000	SP-1+	BAN Series A, 2.250% due 10/6/05	3,765,270
8,845,000	A-1	MSTC Series 2001-120, Class A, PART, FGIC-Insured, LIQ-Bear Stearns, 2.760%, 10/5/05 (a)	8,845,000
5,000,000	A-1+	Series 97 SGA 66, PART, SPA-Societe Generale, 2.760%, 10/5/05 (a)	5,000,000
		Port Authority of New York & New Jersey:
		Equipment Notes:
3,500,000	NR	Series 1, 2.900%, 10/6/05 (a)(c)	3,500,000
3,500,000	NR	Series 2, 2.800%, 10/6/05 (a)	3,500,000
7,860,000	A-1+	Putters Series 177Z, MBIA-Insured, LIQ-JPMorgan Chase, 2.800%, 10/6/05 (a)	7,860,000
4,755,000	A-1+	Series 646, PART, FSA-Insured, LIQ-Morgan Stanley 2.760%, 10/6/05 (a)	4,755,000
4,585,000	A-1+	Series A, LIQ-Bank of Nova Scotia, JPMorgan Chase, Lloyds Bank, 2.420% due 10/7/05 TECP (c)	4,585,000
		Series B, LIQ-Bank of Nova Scotia, JPMorgan Chase, Lloyds Bank TECP:
1,940,000	A-1+	2.630% due 11/1/05	1,940,000
7,000,000	A-1+	2.700% due 11/1/05	7,000,000
15,160,000	A-1+	2.630% due 12/7/05	15,160,000
		Versatile Structure Obligation:
9,450,000	A-1+	Series 3, SPA-JP Morgan Chase, 2.820%, 10/3/05 (a)	9,450,000
8,975,000	A-1+	Series 5, SPA-Bayerische Landesbank, 2.820%, 10/3/05 (a)	8,975,000
3,470,000	VMIG1(b)	Puerto Rico Commonwealth Highway & Transportation Authority Revenue, MERLOT, Series FFF, PART, MBIA-Insured, SPA-Wachovia Bank NA, 2.740%, 10/5/05 (a)	3,470,000
		Triborough Bridge & Tunnel Authority:
17,520,000	AAA	MSTC, Series 1992-72, Class A, PART, MBIA-Insured, LIQ-Bear Stearns, 2.760%, 10/5/05 (a)	17,520,000
7,135,000	VMIG1(b)	MSTC, Class A Series 2000-109, PART, LIQ-Bear Stearns, 2.830%, 10/3/05 (a)	7,135,000
23,000,000	A-1+	Subordinated Series B-4, SPA-Landesbank Baden-Wurttemberg, 2.750%, 10/6/05 (a)	23,000,000
		Refunding:
9,400,000	A-1+	Series A, FSA-Insured, SPA-JPMorgan Chase, 2.760%, 10/5/05 (a)	9,400,000
3,920,000	A-1+	Series B, FSA-Insured, SPA-Landesbank Baden-Wuerttemberg, 2.740%, 10/5/05 (a)	3,920,000

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report          19

Schedules of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Transportation — 13.7% (continued)
$16,200,000	A-1+	Series F, SPA-ABN Amro Bank NV, 2.750%, 10/6/05 (a)	$16,200,000

		Total Transportation	244,030,270

Utilities — 8.8%
		Long Island Power Authority:
		Series 1:
22,100,000	A-1	Series 7, Sub-Series 7-B, MBIA-Insured, SPA-Credit Suisse First Boston, 2.750%, 10/5/05 (a)	22,100,000
14,450,000	A-1+	Sub-Series 1A, LOC-Bayerische Landesbank, Landesbank Baden-Wurttemburg, 2.760%, 10/5/05 (a)	14,450,000
9,590,000	A-1+	Sub-Series 1B, LOC-State Street Bank & Trust Co., 2.790%, 10/3/05 (a)	9,590,000
7,050,000	A-1+	Series 2, Sub-Series 2A, LOC-Westdeutsche Landesbank, 2.750%, 10/5/05 (a)	7,050,000
2,100,000	A-1+	Series 3, Sub-Series 3B, LOC-Westdeutsche Landesbank, 2.800%, 10/3/05 (a)	2,100,000
7,400,000	A-1+	Series 3A, LOC-JPMorgan Chase, Landesbank Baden-Wuerttemberg, 2.740%, 10/5/05 (a)	7,400,000
2,305,000	A-1+	Electric Systems Revenue, General Series E, FSA-Insured, SPA-Dexia Credit Local 2.700%, 10/5/05 (a)	2,305,000
		New York State Energy Research & Development Authority:
		Consolidated Edison Co.:
4,200,000	A-1+	Sub-Series A-2, LOC-Wachovia Bank NA, 2.760%, 10/5/05 (a)	4,200,000
23,000,000	A-1+	Sub-Series A-3, LOC-Wachovia Bank NA, 2.740%, 10/5/05 (a)	23,000,000
13,280,000	VMIG1(b)	Long Island Lighting Co., Series A, LOC-Royal Bank of Scotland, 2.810%, 10/5/05 (a)(c)	13,280,000
		New York State Power Authority, LIQ-Bank of New York, Bank of Nova Scotia. Bayerische Landesbank, JPMorgan Chase, Landesbank Hessen-Thuringen, State Street Bank & Trust Co., Wachovia Bank TECP:
10,000,000	A-1	2.620% due 11/7/05	10,000,000
16,000,000	A-1	2.660% due 11/7/05	16,000,000
17,500,000	A-1	2.700% due 11/8/05	17,500,000
7,400,000	A-1	2.700% due 11/9/05	7,400,000

		Total Utilities	156,375,000

Water and Sewer — 4.5%
		New York City, NY, Municipal Water Finance Authority:
6,100,000	A-1+	Series A, FGIC-Insured, 2.800%, 10/3/05 (a)	6,100,000
		Series 5B, LIQ-Bayerische Landesbank, Westdeutsche Landesbank TECP:
7,200,000	A-1+	2.680% due 12/22/05	7,200,000
33,000,000	A-1+	2.700% due 12/22/05	33,000,000

See Notes to Financial Statements.

20         Smith Barney Muni Funds 2005 Semi-Annual Report

Schedules of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Water and Sewer — 4.5% (continued)
		Water & Sewer System Revenue:
$13,600,000	A-1+	Fiscal 2003, Sub-Series C-1, SPA-Depfa Bank PLC, 2.800%, 10/3/05 (a)	$13,600,000
3,900,000	A-1+	Fiscal 2003, Sub-Series C-3, SPA-Bank of New York, 2.790% due 10/3/05	3,900,000
5,690,000	A-1+	Series F, Subordinated Series F-1, SPA-Dexia Credit Local,
		2.680%, 10/6/05 (a)	5,690,000
9,990,000	A-1	New York State Environmental Facilities Clean Water MSTC, Series 9040, Class A, PART, LIQ-Bear Stearns, 2.760%, 10/5/05 (a)	9,990,000

		Total Water and Sewer	79,480,000

		TOTAL INVESTMENTS —101.3% (Cost — $1,806,753,602#)	1,806,753,602
		Liabilities in Excess of Other Assets — (1.3)%	(23,813,232)

		TOTAL NET ASSETS — 100.0%	$1,782,940,370

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted. All ratings are unaudited.
(a)	Variable rate demand obligations have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 30 and 31 for definitions of ratings.

Abbreviations used in this schedule:
AMBAC	— Ambac Assurance Corporation
BAN	— Bond Anticipation Notes
COP	— Certificate of Participation
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GDB	— Government Development Bank
GIC	— Guaranteed Investment Contract
GO	— General Obligation
HDC	— Housing Development Corporation
HFA	— Housing Finance Authority
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
LGAC	— Local Government Assistance Corporation
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MERLOT	— Municipal Exempt Receipts Liquidity Option Tender
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MSTC	— Municipal Securities Trust Certificates
RAN	— Revenue Anticipation Notes
RDA	— Redevelopment Agency
RIBS	— Residual Interest Bonds
SONYMA	— State of New York Mortgage Association
SPA	— Standby Bond Purchase Agreement
TAN	— Tax Anticipation Notes
TCRS	— Transferable Custodial Receipts
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority
XLCA	— XL Capital Assurance

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report          21

Schedules of Investments (September 30, 2005) (unaudited) (continued)

NEW YORK PORTFOLIO

Face Amount	Rating‡	Security	Value

MUNICIPAL BONDS — 98.1%
Education — 21.9%
$2,755,000	Aaa(a)	Albany, NY, IDA, Civic Facility Revenue, St. Rose Project, Series A, AMBAC-Insured, 5.375% due 7/1/31	$2,951,735
		Amherst, NY, IDA, Civic Facilities Revenue, University of Buffalo Foundation, Faculty-Student Housing, Series B, AMBAC-Insured:
1,000,000	AAA	5.125% due 8/1/20	1,079,170
3,615,000	AAA	5.250% due 8/1/31	3,860,639
		Madison County, NY, IDA, Civic Facilities Revenue, Colgate University Project, Series B:
2,250,000	AA-	5.000% due 7/1/23	2,376,878
2,000,000	AA-	5.000% due 7/1/33	2,077,860
		New York State Dormitory Authority Revenue:
1,000,000	AA-	4201 School Program, 5.000% due 7/1/18	1,042,260
		City University Systems:
14,000,000	AAA	2nd Generation, Series A, FGIC-Insured, 5.000% due 7/1/16 (b)	14,877,520
16,925,000	AAA	3rd Generation, Series 1, FGIC-Insured, 5.250% due 7/1/25 (b)	18,012,770
5,825,000	AAA	Series A, FGIC-TCRS-Insured, 5.625% due 7/1/16 (c)	6,704,866
7,000,000	AAA	Series B, FSA-Insured, 6.000% due 7/1/14	7,830,200
2,155,000	A3(a)	Series C, 7.500% due 7/1/10	2,377,913
2,000,000	AAA	Columbia University, 5.000% due 7/1/18	2,108,140
2,000,000	AA-	Department of Education, 5.000% due 7/1/24	2,103,940
5,000,000	AAA	New School University, MBIA-Insured, 5.000% due 7/1/29	5,162,000
10,260,000	AAA	Rockefeller University, 5.000% due 7/1/28	10,606,993
546,000	AA-	Series B, 7.500% due 5/15/11	613,862
1,150,000	AAA	St. John’s University, MBIA-Insured, 5.250% due 7/1/25	1,213,446
		State University Educational Facility:
		Series A:
12,110,000	AAA	FSA-Insured, 5.875% due 5/15/17 (c)	14,263,642
7,030,000	AAA	MBIA-Insured, 5.000% due 5/15/16	7,394,576
5,000,000	AAA	Series B, FGIC-Insured, 5.250% due 5/15/19	5,622,850
3,000,000	Aaa(a)	Teachers College, MBIA-Insured, 5.000% due 7/1/22	3,150,180
		University of Rochester, Series A, MBIA-Insured:
3,915,000	AAA	5.000% due 7/1/16	4,124,570
2,300,000	AAA	5.000% due 7/1/27	2,364,515
		Rensselaer County, NY, IDA, Civic Facilities Revenue, Polytechnic Institute Dormitory Project:
5,430,000	A+	Series A, 5.125% due 8/1/29	5,649,698
5,820,000	A+	Series B, 5.125% due 8/1/27	6,068,048
		Schenectady, NY, IDA, Civic Facilities Revenue, Union College Project, Series A, AMBAC-Insured:
2,000,000	Aaa(a)	5.375% due 12/1/19	2,180,020
1,725,000	Aaa(a)	5.000% due 7/1/22	1,822,273
3,000,000	Aaa(a)	5.450% due 12/1/29	3,250,650
2,390,000	Aaa(a)	5.625% due 7/1/31	2,635,692

See Notes to Financial Statements.

22         Smith Barney Muni Funds 2005 Semi-Annual Report

Schedules of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Education — 21.9% (continued)
		Taconic Hills, NY, School District at Craryville, FGIC-Insured, State Aid Withholding:
$1,420,000	Aaa(a)	5.000% due 6/15/25	$1,500,883
700,000	Aaa(a)	5.000% due 6/15/26	738,192

		Total Education	145,765,981

Escrowed to Maturity (d) — 1.2%
820,000	AAA	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, 10.250% due 7/1/09	937,399
1,655,000	AAA	New York City, NY, Trust Cultural Resource Revenue, AMBAC-Insured, American Museum of Natural History, Series A, 5.250% due 7/1/17	1,763,518
4,980,000	AAA	New York State Environmental Facilities Corp., Clean Water & Drinking Revolving Funds, Correctional Facilities Service Contract Series C, AMBAC-Insured, Call 6/15/09 @ 100, 5.000% due 6/15/16	5,149,171

		Total Escrowed to Maturity	7,850,088

Finance — 1.0%
5,000,000	AAA	New York State LGAC, Series B, MBIA-Insured, 4.875% due 4/1/20	5,188,950
1,260,000	BBB-	Puerto Rico Public Financial Corp., Series E, 5.500% due 8/1/29	1,358,015

		Total Finance	6,546,965

General Obligation — 0.4%
2,750,000	AA	New York State, 9.875% due 11/15/05	2,771,395

Government Facilities — 4.3%
		New York State Urban Development Corp. Revenue:
3,050,000	AAA	Correctional Capital Facilities, MBIA-Insured, 5.000% due 1/1/20	3,183,743
20,000,000	AA-	Correctional & Youth Facilities, Series A, 5.500% due 1/1/17 (b)	21,718,800
3,000,000	AA-	State Facilities, 5.700% due 4/1/20	3,516,870

		Total Government Facilities	28,419,413

Hospitals — 5.4%
1,620,000	AAA	East Rochester, NY, Housing Authority Revenue, North Park Nursing Home, GNMA, 5.200% due 10/20/24	1,726,256
		New York City Health & Hospital Corp. Revenue, Health System, Series A:
3,000,000	AAA	AMBAC-Insured, 5.000% due 2/15/20	3,148,590
		FSA-Insured:
1,110,000	AAA	5.000% due 2/15/22	1,159,695
3,750,000	AAA	5.125% due 2/15/23	3,952,387
		New York State Dormitory Authority Revenue:
5,000,000	AAA	Maimonides Medical Center, MBIA-Insured, 5.000% due 8/1/24	5,254,400
		Mental Health Services Facilities, Series B:
40,000	AA-	5.000% due 2/15/18	41,552
		Unrefunded Balance:
4,180,000	AA-	5.625% due 2/15/21	4,362,331
190,000	AAA	5.250% due 8/15/30	199,960

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report          23

Schedules of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Hospitals — 5.4% (continued)
$2,450,000	AAA	St. Vincent’s Hospital & Medical Center, FHA-Insured, 7.400% due 8/1/30	$2,468,522
1,500,000	AAA	United Cerebral Palsy, AMBAC-Insured, 5.125% due 7/1/21	1,609,290
2,000,000	AAA	Victory Memorial Hospital, MBIA-Insured, 5.375% due 8/1/25	2,115,100
2,500,000	AAA	5.400% due 2/1/34	2,670,475
		New York State Medical Care Facilities:
		Finance Agency Revenue:
2,500,000	B	Central Suffolk Hospital Mortgage Project, Series A, 6.125% due 11/1/16	2,381,600
955,000	Aa1(a)	Health Center Projects, Secured Mortgage Program, SONYMA-Insured, 6.375% due 11/15/19	977,452
		Series B:
900,000	AA	Hospital & Nursing Home Insured Mortgage, FHA-Insured, 7.000% due 8/15/32	904,770
2,955,000	AA	Mortgage Project, FHA-Insured, 6.100% due 2/15/15	3,023,438

		Total Hospitals	35,995,818

Housing: Multi-Family — 2.9%
		New York City, NY, HDC:
1,234,994	NR	Cadman Project, FHA, 6.500% due 11/15/18	1,299,684
996,744	NR	Kelly Project, 6.500% due 2/15/18	1,052,203
5,000,000	AA	Series A, 5.100% due 11/1/24	5,200,450
		New York State Dormitory Authority Revenue, Park Ridge Housing Inc., FNMA:
1,000,000	AAA	6.375% due 8/1/20 (c)	1,131,150
1,470,000	AAA	6.500% due 8/1/25	1,664,569
		New York State Housing Finance Agency Revenue, Secured Mortgage Program:
		Series A, SONYMA-Insured:
500,000	Aa1(a)	7.000% due 8/15/12 (e)	503,180
500,000	Aa1(a)	7.050% due 8/15/24 (e)	511,225
6,870,000	Aa1(a)	Series B, SONYMA-Insured, 6.250% due 8/15/29 (e)	7,082,077
515,000	AAA	Series C, FHA-Insured, 6.500% due 8/15/24	516,488
605,000	A1(a)	Rensselaer Housing Authority, MFH Mortgage Revenue, Rensselaer Elderly Apartments, 7.750% due 1/1/11	605,538

		Total Housing: Multi-Family	19,566,564

Housing: Single-Family — 2.1%
		New York State Mortgage Agency Revenue, Homeowner Mortgage:
2,835,000	Aa1(a)	Series 65, 5.850% due 10/1/28 (e)	2,900,489
4,730,000	Aa1(a)	Series 67, 5.800% due 10/1/28 (e)	4,859,129
6,000,000	Aa1(a)	Series 71, 5.350% due 10/1/18 (e)	6,122,640

		Total Housing: Single-Family	13,882,258

Industrial Development — 2.1%
2,250,000	BBB	Essex County, NY, IDA Revenue, Solid Waste, International Paper Co. Project, Series A, 6.150% due 4/1/21 (e)	2,335,388

See Notes to Financial Statements.

24         Smith Barney Muni Funds 2005 Semi-Annual Report

Schedules of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Industrial Development — 2.1% (continued)
$400,000	NR	Monroe County, NY, IDA Revenue, Public Improvement, Canal Ponds Park, Series A, 7.000% due 6/15/13	$400,612
		Onondaga County, NY, IDA:
750,000	A	Civic Facilities Revenue, Syracuse Home Association Project, 5.200% due 12/1/18	797,235
8,000,000	A+	Sewer Facilities Revenue, Bristol-Myers Squibb Co. Project, 5.750% due 3/1/24 (e)	9,144,400
1,410,000	AA	Rensselaer County, NY, IDA, Albany International Corp., 7.550% due 7/15/07	1,490,934

		Total Industrial Development	14,168,569

Life Care Systems — 1.7%
		New York State Dormitory Authority Revenue Bonds, FHA-Insured:
3,780,000	AA	Hebrew Nursing Home, 6.125% due 2/1/37	3,943,939
1,500,000	AAA	Menorah Campus Nursing Home, 6.100% due 2/1/37	1,584,765
1,310,000	AA	Niagara Frontier Methodist Home Inc., 6.200% due 2/1/15	1,332,309
3,275,000	AA	Wesley Garden Nursing Home, 6.125% due 8/1/35	3,417,692
1,250,000	AAA	Syracuse, NY, IDA Revenue, James Square Association, FHA-Insured, 7.000% due 8/1/25	1,257,125

		Total Life Care Systems	11,535,830

Pollution Control — 0.7%
		New York State Environmental Facilities Corp., State Water Revolving Fund, Series A:
155,000	AAA	7.500% due 6/15/12	168,095
805,000	AAA	GIC-Societe Generale, 7.250% due 6/15/10	810,796
1,060,000	AAA	New York State Environmental Facilities Corp., Clean Water & Drinking Revolving Funds, Series C, 5.000% due 6/15/16	1,116,307
1,000,000	AAA	North Country, NY, Development Authority, Solid Waste Management System Revenue, FSA-Insured, 6.000% due 5/15/15	1,135,600
1,710,000	CCC	Puerto Rico Industrial Medical & Environmental Facilities, Finance Authority Revenue, American Airlines Inc., Series A, 6.450% due 12/1/25	1,298,420

		Total Pollution Control	4,529,218

Pre-Refunded (f) — 35.0%
1,000,000	AAA	Buffalo, NY, Municipal Water Finance Authority, Water Systems Revenue, FGIC-Insured, Call 7/1/06 @ 102, 6.100% due 7/1/26	1,043,200
		Metropolitan Transportation Authority:
		Dedicated Tax Fund, Series A:
		FSA-Insured, Call 10/1/14 @ 100:
2,290,000	AAA	5.125% due 4/1/19	2,541,305
4,500,000	AAA	5.250% due 4/1/23	5,036,535
11,000,000	AAA	MBIA-Insured, Call 11/15/11 @ 100, 5.250% due 11/15/23 (b)	12,120,350
		Transit Facilities Revenue:
5,000,000	AAA	Series A, Call 7/1/09 @ 100, 6.000% due 7/1/19 (b)	5,507,900
10,000,000	AAA	Series A, MBIA-Insured, Call 7/1/07 @ 101.50, 5.625% due 7/1/25 (b)	10,597,500

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report          25

Schedules of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Pre-Refunded (f) — 35.0% (continued)
$5,000,000	AAA	Nassau Health Care Corp., New York Health Systems Revenue, FSA-Insured, Call 8/1/09 @ 102, 5.500% due 8/1/19	$5,508,500
2,595,000	AAA	New York City, NY, COP, Transit Authority, Metropolitan Transportation Authority, Triborough Bridge & Tunnel Authority, AMBAC-Insured, Call 1/1/10 @ 101, 5.875% due 1/1/30	2,891,764
		New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
1,000,000	AAA	FSA-Insured, Call 6/15/07 @ 101, 5.250% due 6/15/29	1,038,760
		Series B:
1,565,000	AA+	Call 6/15/10 @ 101, 6.000% due 6/15/33	1,765,805
990,000	AA+	Unrefunded Balance, Call 6/15/10 @ 101, 6.000% due 6/15/33	1,107,840
10,000,000	AAA	New York City, NY, TFA Revenue, Series C, Call 5/1/10 @ 101, 5.500% due 11/1/29	11,061,800
20,000,000	AAA	New York City, NY, Transit Authority, Metropolitan Transportation Authority, Series A, AMBAC-Insured, Call 1/1/10 @ 101, 5.250% due 1/1/29 (b)	21,795,400
		New York State Dormitory Authority Revenue:
5,375,000	AA-	4th Generation, Series A, Call 7/1/11 @ 100, 5.250% due 7/1/31	5,895,085
		City University Systems:
625,000	AA-	4th Generation, Series A, Call 7/1/11 @ 100, 5.250% due 7/1/31	685,475
4,500,000	AAA	MBIA/IBC-Insured, Call 7/1/08 @ 101, 5.000% due 7/1/28	4,776,210
		Court Facilities:
3,000,000	AAA	City of New York Issue, AMBAC-Insured, Call 5/15/10 @ 101, 5.750% due 5/15/30	3,352,710
5,000,000	A+	City of New York Issue, Call 5/15/10 @101, 6.000% due 5/15/39	5,629,600
		Mental Health Services Facilities:
		Series B:
2,820,000	A2(a)	Call 2/15/07 @ 102, 5.625% due 2/15/21	2,974,790
2,460,000	AA-	Call 2/15/08 @ 102, 5.000% due 2/15/18	2,615,939
324,000	AA-	Call 5/15/09 @ 100, 7.500% due 5/15/11	375,117
2,410,000	AAA	Series D, FSA-Insured, Call 8/15/10 @ 100, 5.250% due 8/15/30	2,627,285
		State University Dormitory Facility, FGIC-Insured, Call 7/1/11 @ 100:
1,000,000	AAA	5.500% due 7/1/26	1,112,450
1,000,000	AAA	5.500% due 7/1/27	1,112,450
12,000,000	AAA	5.100% due 7/1/31 (b)	13,100,640
		State University Educational Facility:
12,750,000	AAA	Series A FGIC-Insured, Call 5/15/12 @ 101, 5.000% due 5/15/27 (b)	14,026,530
5,000,000	AAA	Series B, FSA-Insured, Call 5/15/10 @ 101, 5.500% due 5/15/30	5,534,650

See Notes to Financial Statements.

26         Smith Barney Muni Funds 2005 Semi-Annual Report

Schedules of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Pre-Refunded (f) — 35.0% (continued)
		New York State Environmental Facilities Corp., Clean Water & Drinking Revolving Funds, Series B, Call 10/15/09 @ 100:
$295,000	AAA	5.250% due 4/15/17	$318,839
400,000	AAA	5.250% due 4/15/18	432,324
		New York State Thruway Authority, Highway & Bridge Toll Revenue Fund, FGIC-Insured:
		Series A, Call 4/1/11 @ 101:
3,410,000	AAA	5.000% due 4/1/19	3,729,142
2,000,000	AAA	5.000% due 4/1/20	2,187,180
2,500,000	AAA	5.000% due 4/1/21	2,733,975
15,000,000	AAA	Series B, Call 4/1/09 @ 101, 5.000% due 4/1/19 (b)	16,085,700
4,000,000	AAA	Series B-1, Call 4/1/10 @ 101, 5.500% due 4/1/18	4,418,280
		New York State Urban Development Corp. Revenue, Correctional Facilities Service Contract:
6,600,000	AAA	Series C, AMBAC-Insured, Call 1/1/09 @ 101, 6.000% due 1/1/29	7,251,288
18,400,000	AAA	Series D, FSA-Insured, Call 1/1/11@ 100, 5.250% due 1/1/30 (b)	20,121,504
4,505,000	Aaa(a)	North Hempstead, NY, GO, Series A, FGIC-Insured, Call 9/1/09 @ 101, 5.000% due 9/1/22	4,857,381
3,740,000	BBB-	Puerto Rico Public Financial Corp., Series E, Call 2/1/12 @ 100, 5.500% due 8/1/29	4,142,873
		Triborough Bridge & Tunnel Authority:
3,500,000	AA-	Series A, Call 1/1/22 @ 100, 5.250% due 1/1/28	3,978,065
4,200,000	AAA	Series B, Call 1/1/16 @ 100, 5.375% due 1/1/19	4,756,500
10,125,000	AAA	Triborough Bridge & Tunnel Authority, GO, Series B, Call 1/1/22 @ 100, 5.500% due 1/1/30	11,710,778
1,000,000	AAA	Yonkers, NY, GO, Series C, State Aid Withholding, FGIC-Insured, Call 6/1/09 @ 101, 5.000% due 6/1/19	1,075,160

		Total Pre-Refunded	233,634,579

Public Facilities — 2.0%
		New York City, NY, Trust Cultural Resource Revenue, AMBAC-Insured, Museum of Modern Art:
3,100,000	AAA	Series A, 5.000% due 4/1/23	3,255,744
9,000,000	AAA	Series D, 5.125% due 7/1/31	9,445,950
500,000	AA-	New York State, COP, Hanson Redevelopment Project, 8.375% due 5/1/08	531,825

		Total Public Facilities	13,233,519

Tobacco — 0.3%
2,000,000	AA-	Tobacco Settlement Financing Corp., Series C-1, 5.500% due 6/1/21	2,196,040

Transportation — 4.9%
750,000	BBB+	Albany, NY, Parking Authority, Series A, 5.625% due 7/15/25	809,370
5,000,000	AA-	New York State Thruway Authority, General Revenue, Series E, 5.000% due 1/1/25	5,165,650

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report          27

Schedules of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Transportation — 4.9% (continued)
		Port Authority of New York & New Jersey:
$7,250,000	AA-	109th Series, 5.375% due 1/15/32	$7,504,040
12,000,000	NR	Special Obligation Revenue 5th Installment, 6.750% due 10/1/19 (b)(e)	12,612,480
		Triborough Bridge & Tunnel Authority:
1,140,000	AA-	Convention Center Project, Series E, 7.250% due 1/1/10	1,233,947
5,200,000	AAA	Series A, MBIA/IBC-Insured, 5.250% due 11/15/30	5,571,800

		Total Transportation	32,897,287

Utilities — 4.8%
18,660,000	AAA	Long Island Power Authority, Electric System Revenue, Series A, MBIA/IBC-Insured, 5.250% due 12/1/26 (b)	19,645,621
		New York State Energy Research & Development Authority, Gas Facilities Revenue:
3,000,000	A+	Brooklyn Union Gas Co. Project, RIBS, Series B, 10.730% due 7/1/26 (e)(g)	3,278,100
1,500,000	Baa2(a)	Corning Natural Gas Corp. Series A, 8.250% due 12/1/18 (e)	1,512,450
7,000,000	A-	Puerto Rico Electric Power Authority Power Revenue, Series NN, 5.125% due 7/1/29	7,319,970

		Total Utilities	31,756,141

Water and Sewer — 7.4%
		New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
16,000,000	AA+	5.500% due 6/15/33 (b)	17,328,480
2,750,000	AAA	FSA-Insured, 5.000% due 6/15/29	2,852,162
5,205,000	AAA	Series B, FGIC-Insured, 5.125% due 6/15/30	5,378,691
		Series D:
5,000,000	AA+	5.250% due 6/15/25	5,363,000
2,375,000	AAA	MBIA-Insured, 5.000% due 6/15/15	2,504,319
		New York State Environmental Facilities Corp., Clean Water & Drinking Revolving Funds:
8,500,000	AAA	5.000% due 6/15/32	8,868,815
		Series B:
965,000	AAA	5.250% due 4/15/17	1,033,158
2,490,000	AAA	5.250% due 10/15/17	2,665,869
1,340,000	AAA	5.250% due 4/15/18	1,431,522
1,880,000	AAA	5.250% due 10/15/18	1,983,061

		Total Water and Sewer	49,409,077

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $598,508,550)	654,158,742

SHORT-TERM INVESTMENTS (h) — 0.4%
Education — 0.0%
200,000	A-1+	New York State Dormitory Authority Revenue, Cornell University, Series B, LOC-JPMorgan Chase Bank, 2.740%, 10/6/05	200,000

See Notes to Financial Statements.

28         Smith Barney Muni Funds 2005 Semi-Annual Report

Schedules of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Finance — 0.1%
$500,000	A-1+	New York City, NY, TFA, Future Tax Secured\Subordinated Series C2, SPA-Landesbank Hessen-Thuringen, 2.790%, 10/3/05	$500,000
276,000	A-1+	New York State Local Government Assistance Corp., Series B, LOC-Bank of Nova Scotia, 2.680%, 10/5/05	276,000

		Total Finance	776,000

Industrial Development — 0.2%
1,000,000	A-1+	Nassau County, NY, Industrial Development Agency, Civic Facilities Revenue, Cold Spring Harbor, 2.790%, 10/3/05	1,000,000

Transportation — 0.1%
600,000	A-1+	Port Authority of New York & New Jersey, Versatile Structure Obligation, Series 5, SPA-Bayerische Landesbank, 2.820%, 10/3/05	600,000

		TOTAL SHORT-TERM INVESTMENTS (Cost — $2,576,000)	2,576,000

		TOTAL INVESTMENTS — 98.5% (Cost — $601,084,550#)	656,734,742
		Other Assets in Excess of Liabilities — 1.5%	9,918,141

		TOTAL NET ASSETS — 100.0%	$666,652,883

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted. All ratings are unaudited.
(a)	Rating by Moody’s Investors Service. All ratings are unaudited.
(b)	All or a portion of this security is segregated for open futures contracts.
(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(d)	Bonds are escrowed to maturity by U.S. government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(f)	Pre-Refunded bonds are escrowed by U.S. government securities and/or government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(g)	Variable rate securities. Coupon rates disclosed are those which are in effect at September 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(h)	Variable rate demand obligations have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same.

  See pages 30 and 31 for definitions of ratings.

Abbreviations used in this schedule:
2nd	— Second
AMBAC	— Ambac Assurance Corporation
COP	— Certificate of Participation
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GIC	— Guaranteed Investment Contract
GNMA	— Government National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
LGAC	— Local Government Assistance Corporation
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MFH	— Multi-Family Housing
RIBS	— Residual Interest Bonds
SONYMA	— State of New York Mortgage Association
SPA	— Standby Bond Purchase Agreement
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report          29

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,

CCC,

CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “CCC,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

30         Smith Barney Muni Funds 2005 Semi-Annual Report

Bond Ratings (unaudited) (continued)

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Short-Term Security Ratings (unaudited)

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1

— Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch Rating.

Smith Barney Muni Funds 2005 Semi-Annual Report          31

Statements of Assets and Liabilities (September 30, 2005) (unaudited)

	New York Money Market Portfolio	New York Portfolio
ASSETS:
Investments, at value (Cost — $1,806,753,602 and $601,084,550, respectively)	$1,806,753,602	$656,734,742
Cash	132,520	18,674
Receivable for Fund shares sold	18,242,444	2,753,172
Interest receivable	6,800,434	9,711,138
Receivable for securities sold	5,001,479	35,068
Receivable from broker — variation margin on open futures contracts	—	704,995
Prepaid expenses	50,640	29,339
Other assets	26,368	—

Total Assets	1,837,007,487	669,987,128

LIABILITIES:
Payable for Fund shares repurchased	35,989,761	1,877,862
Payable for securities purchased	15,118,800	—
Dividends payable	1,877,240	929,571
Management fee payable	557,364	275,645
Transfer agent fees payable	172,876	57,733
Administration fee payable	153,376	—
Distribution fees payable	45,939	67,021
Deferred compensation payable	26,368	24,649
Trustees’ fees payable	1,345	700
Accrued expenses	124,048	101,064

Total Liabilities	54,067,117	3,334,245

Total Net Assets	$1,782,940,370	$666,652,883

NET ASSETS:
Par value (Note 6)	$1,782,858	$50,715
Paid-in capital in excess of par value	1,781,123,494	653,330,962
Undistributed net investment income	50	133,655
Accumulated net realized gain (loss) on investments and futures contracts	33,968	(48,975,136)
Net unrealized appreciation on investments and futures contracts	—	62,112,687

Total Net Assets	$1,782,940,370	$666,652,883

Shares Outstanding:
Class A	1,611,176,235	41,193,172

Class B	—	6,272,128

Class C	—	2,969,785

Class Y	171,682,173	280,290

Net Asset Value:
Class A (and redemption price)	$1.00	$13.15

Class B *	—	$13.14

Class C *	—	$13.13

Class Y (and redemption price)	$1.00	$13.14

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 4.00%)	N/A	$13.70

*	Redemption price is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

32         Smith Barney Muni Funds 2005 Semi-Annual Report

Statements of Operations (For the six months ended September 30, 2005) (unaudited)

	New York Money Market Portfolio	New York Portfolio
INVESTMENT INCOME:
Interest	$22,591,319	$17,257,988

EXPENSES:
Management fee (Note 2)	4,284,114	1,732,868
Distribution fees (Notes 2 and 4)	863,953	853,086
Transfer agent fees (Notes 2 and 4)	311,514	97,123
Custody fees	117,674	33,306
Shareholder reports (Note 4)	24,401	19,508
Registration fees	21,827	17,722
Audit and tax	13,836	11,250
Trustees’ fees	8,250	4,796
Legal fees	3,501	30,503
Miscellaneous expenses	35,132	13,734

Total Expenses	5,684,202	2,813,896

Net Investment Income	16,907,117	14,444,092

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investments	11,800	115,567
Futures contracts	—	(14,011,177)

Net Realized Gain (Loss)	11,800	(13,895,610)

Change in Net Unrealized Appreciation/Depreciation From:
Investments	—	1,643,535
Futures contracts	—	4,981,369

Change in Net Unrealized Appreciation/Depreciation	—	6,624,904

Net Gain (Loss) on Investments and Futures Contracts	11,800	(7,270,706)

Increase in Net Assets From Operations	$16,918,917	$7,173,386

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report          33

Statements of Changes in Net Assets

For the six months ended September 30, 2005 (unaudited) and the year ended March 31, 2005

New York Money Market Portfolio	September 30	March 31
OPERATIONS:
Net investment income	$16,907,117	$16,630,680
Net realized gain	11,800	233,628

Increase in Net Assets From Operations	16,918,917	16,864,308

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(16,907,117)	(16,630,680)
Net realized gains	—	(280,057)

Decrease in Net Assets From Distributions to Shareholders	(16,907,117)	(16,910,737)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	3,810,980,823	7,091,323,350
Reinvestment of distributions	16,042,429	15,678,727
Cost of shares repurchased	(3,979,866,170)	(7,138,637,708)

Decrease in Net Assets From Fund Share Transactions	(152,842,918)	(31,635,631)

Decrease in Net Assets	(152,831,118)	(31,682,060)
NET ASSETS:
Beginning of period	1,935,771,488	1,967,453,548

End of period*	$1,782,940,370	$1,935,771,488

* Includes undistributed net investment income of:	$50	$50

See Notes to Financial Statements.

34         Smith Barney Muni Funds 2005 Semi-Annual Report

Statements of Changes in Net Assets (continued)

For the six months ended September 30, 2005 (unaudited) and the year ended March 31, 2005

New York Portfolio	September 30	March 31
OPERATIONS:
Net investment income	$14,444,092	$32,258,190
Net realized loss	(13,895,610)	(7,447,070)
Change in net unrealized appreciation/depreciation	6,624,904	(8,954,570)

Increase in Net Assets From Operations	7,173,386	15,856,550

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(14,289,846)	(32,062,103)
In excess of net investment income and net realized gains	—	(19,500)

Decrease in Net Assets From Distributions to Shareholders	(14,289,846)	(32,081,603)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	32,755,100	79,156,104
Reinvestment of distributions	8,429,517	18,875,696
Cost of shares repurchased	(85,286,339)	(150,159,353)

Decrease in Net Assets From Fund Share Transactions	(44,101,722)	(52,127,553)

Decrease in Net Assets	(51,218,182)	(68,352,606)
NET ASSETS:
Beginning of period	717,871,065	786,223,671

End of period*	$666,652,883	$717,871,065

* Includes undistributed net investment income and overdistributed net investment income, respectively, of:	$133,655	$(20,591)

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report          35

New York Money Market Portfolio

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares	2005(1)		2005		2004		2003	2002	2001
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

Income From Operations:
Net investment income	0.009		0.008		0.004		0.007	0.017	0.034
Net realized gain	—		0.000	(2)	0.000	(2)	—	—	—

Total Income From Operations	0.009		0.008		0.004		0.007	0.017	0.034

Less Distributions From:
Net investment income	(0.009)		(0.008)		(0.004)		(0.007)	(0.017)	(0.034)
Net realized gains	—		(0.000	)(2)	(0.000	)(2)	—	—	—

Total Distributions	(0.009)		(0.008)		(0.004)		(0.007)	(0.017)	(0.034)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

Total Return(3)	0.92%		0.86%		0.42%		0.74%	1.67%	3.40%

Net Assets, End of Period (millions)	$1,611		$1,810		$1,915		$1,828	$2,044	$2,058

Ratios to Average Net Assets:
Gross expenses	0.62	%(4)	0.60%		0.60%		0.64%	0.64%	0.65%
Net expenses(5)	0.62	(4)	0.59	(6)	0.60		0.64	0.64	0.65
Net investment income	1.82	(4)	0.84		0.41		0.74	1.65	3.32

(1)	For the six months ended September 30, 2005 (unaudited).
(2)	Amount represents less than $0.001 per share.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the fund will not exceed 0.80%.
(6)	The investment manager voluntarily waived a portion of its fees.

See Notes to Financial Statements.

36         Smith Barney Muni Funds 2005 Semi-Annual Report

New York Money Market Portfolio

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year or period ended March 31, unless otherwise noted:

Class Y Shares	2005(1)		2005		2004(2)
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000

Income From Operations:
Net investment income	0.010		0.010		0.002
Net realized gain	—		0.000	(3)	0.000	(3)

Total Income From Operations	0.010		0.010		0.002

Less Distributions From:
Net investment income	(0.010)		(0.010)		(0.002)
Net realized gains	—		(0.000	)(3)	(0.000	)(3)

Total Distributions	(0.010)		(0.010)		(0.002)

Net Asset Value, End of Period	$1.000		$1.000		$1.000

Total Return(4)	0.99%		0.98%		0.17%

Net Assets, End of Period (millions)	$172		$126		$52

Ratios to Average Net Assets:
Gross expenses	0.49	%(5)	0.48%		0.47	%(5)
Net expenses(6)	0.49	(5)	0.47	(7)	0.47	(5)
Net investment income	1.97	(5)	1.00		0.51	(5)

(1)	For the six months ended September 30, 2005 (unaudited).
(2)	For the period December 3, 2003 (inception date) to March 31, 2004.
(3)	Amount represents less than $0.001 per share.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the fund will not exceed 0.70%.
(7)	The investment manager voluntarily waived a portion of its fees.

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report          37

New York Portfolio

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares(1)	2005(2)		2005	2004		2003	2002		2001
Net Asset Value, Beginning of Period	$13.28		$13.57	$13.66		$13.19	$13.42		$12.78

Income (Loss) From Operations:
Net investment income	0.28		0.60	0.61		0.63	0.65	(3)	0.67
Net realized and unrealized gain (loss)	(0.13)		(0.30)	(0.09)		0.46	(0.23	)(3)	0.64

Total Income From Operations	0.15		0.30	0.52		1.09	0.42		1.31

Less Distributions From:
Net investment income	(0.28)		(0.59)	(0.61)		(0.62)	(0.65)		(0.67)
In excess of net investment income	—		—	(0.00	)(4)	—	—		—

Total Distributions	(0.28)		(0.59)	(0.61)		(0.62)	(0.65)		(0.67)

Net Asset Value, End of Period	$13.15		$13.28	$13.57		$13.66	$13.19		$13.42

Total Return(5)	1.15%		2.28%	3.87%		8.42%	3.15%		10.57%

Net Assets, End of Period (millions)	$542		$578	$617		$627	$633		$583

Ratios to Average Net Assets:
Gross expenses	0.71	%(6)	0.70%	0.68%		0.70%	0.70%		0.69%
Net expenses(7)	0.71	(6)	0.69 (8)	0.68		0.70	0.70		0.69
Net investment income	4.27	(6)	4.43	4.46		4.62	4.86	(3)	5.14

Portfolio Turnover Rate	0	%(9)	5%	8%		14%	20%		16%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended September 30, 2005 (unaudited).
(3)	Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.85%. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
(4)	Amount represents less than $0.01 per share.
(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(6)	Annualized.
(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.85%.
(8)	The investment manager voluntarily waived a portion of its fees.
(9)	Amount represents less than 1%.

See Notes to Financial Statements.

38         Smith Barney Muni Funds 2005 Semi-Annual Report

New York Portfolio

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class B Shares(1)	2005(2)		2005	2004		2003	2002		2001
Net Asset Value, Beginning of Period	$13.28		$13.57	$13.66		$13.19	$13.42		$12.78

Income (Loss) From Operations:
Net investment income	0.25		0.52	0.54		0.56	0.57	(3)	0.60
Net realized and unrealized gain (loss)	(0.15)		(0.29)	(0.09)		0.46	(0.22	)(3)	0.64

Total Income From Operations	0.10		0.23	0.45		1.02	0.35		1.24

Less Distributions From:
Net investment income	(0.24)		(0.52)	(0.54)		(0.55)	(0.58)		(0.60)
In excess of net investment income	—		—	(0.00	)(4)	—	—		—

Total Distributions	(0.24)		(0.52)	(0.54)		(0.55)	(0.58)		(0.60)

Net Asset Value, End of Period	$13.14		$13.28	$13.57		$13.66	$13.19		$13.42

Total Return(5)	0.80%		1.72%	3.35%		7.86%	2.60%		9.96%

Net Assets, End of Period (millions)	$82		$94	$120		$140	$139		$148

Ratios to Average Net Assets:
Gross expenses	1.25	%(6)	1.23%	1.21%		1.22%	1.21%		1.22%
Net expenses(7)	1.25	(6)	1.22 (8)	1.21		1.22	1.21		1.22
Net investment income	3.73	(6)	3.89	3.93		4.10	4.27	(3)	4.63

Portfolio Turnover Rate	0	%(9)	5%	8%		14%	20%		16%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended September 30, 2005 (unaudited).
(3)	Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.26%. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
(4)	Amount represents less than $0.01 per share.
(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(6)	Annualized.
(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.35%.
(8)	The investment manager voluntarily waived a portion of its fees.
(9)	Amount represents less than 1%.

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report          39

New York Portfolio

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class C Shares(1)(2)	2005(3)		2005	2004		2003	2002		2001
Net Asset Value, Beginning of Period	$13.27		$13.56	$13.65		$13.18	$13.41		$12.77

Income (Loss) From Operations:
Net investment income	0.25		0.52	0.53		0.55	0.57	(4)	0.58
Net realized and unrealized gain (loss)	(0.15)		(0.29)	(0.08)		0.47	(0.23	)(4)	0.65

Total Income From Operations	0.10		0.23	0.45		1.02	0.34		1.23

Less Distributions From:
Net investment income	(0.24)		(0.52)	(0.54)		(0.55)	(0.57)		(0.59)
In excess of net investment income	—		—	(0.00	)(5)	—	—		—

Total Distributions	(0.24)		(0.52)	(0.54)		(0.55)	(0.57)		(0.59)

Net Asset Value, End of Period	$13.13		$13.27	$13.56		$13.65	$13.18		$13.41

Total Return(6)	0.79%		1.69%	3.30%		7.82%	2.56%		9.91%

Net Assets, End of Period (millions)	$39		$42	$45		$45	$41		$32

Ratios to Average Net Assets:
Gross expenses	1.27	%(7)	1.26%	1.24%		1.26%	1.26%		1.26%
Net expenses(8)	1.27	(7)	1.25 (9)	1.24		1.26	1.26		1.26
Net investment income	3.71	(7)	3.86	3.90		4.05	4.27	(4)	4.55

Portfolio Turnover Rate	0	%(10)	5%	8%		14%	20%		16%

(1)	Per share amounts have been calculated using the average shares method.
(2)	On April 29, 2004, Class L shares were renamed as Class C shares.
(3)	For the six months ended September 30, 2005 (unaudited).
(4)	Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.26%. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
(5)	Amount represents less than $0.01 per share.
(6)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(7)	Annualized.
(8)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.40%.
(9)	The investment manager voluntarily waived a portion of its fees.
(10)	Amount represents less than 1%.

See Notes to Financial Statements.

40         Smith Barney Muni Funds 2005 Semi-Annual Report

New York Portfolio

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class Y Shares(1)	2005(2)		2005	2004		2003	2002		2001(3)
Net Asset Value, Beginning of Period	$13.27		$13.57	$13.65		$13.19	$13.42		$13.46

Income (Loss) From Operations:
Net investment income	0.29		0.62	0.63		0.67	0.67	(4)	0.16
Net realized and unrealized gain (loss)	(0.13)		(0.30)	(0.07)		0.44	(0.23	)(4)	(0.03)

Total Income From Operations	0.16		0.32	0.56		1.11	0.44		0.13

Less Distributions From:
Net investment income	(0.29)		(0.62)	(0.64)		(0.65)	(0.67)		(0.17)
In excess of net investment income	—		—	(0.00	)(5)	—	—		—

Total Distributions	(0.29)		(0.62)	(0.64)		(0.65)	(0.67)		(0.17)

Net Asset Value, End of Period	$13.14		$13.27	$13.57		$13.65	$13.19		$13.42

Total Return(6)	1.24%		2.38%	4.13%		8.53%	3.33%		1.00%

Net Assets, End of Period (millions)	$4		$4	$4		$4	$11		$10

Ratios to Average Net Assets:
Gross expenses	0.54	%(7)	0.54%	0.51%		0.52%	0.52%		0.54	%(7)
Net expenses(8)	0.54	(7)	0.53 (9)	0.51		0.52	0.52		0.54	(7)
Net investment income	4.44	(7)	4.59	4.63		4.78	5.01	(4)	4.97	(7)

Portfolio Turnover Rate	0	%(10)	5%	8%		14%	20%		16%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended September 30, 2005 (unaudited).
(3)	For the period January 4, 2001 (inception date) to March 31, 2001.
(4)	Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 5.00%. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
(5)	Amount represents less than $0.01 per share.
(6)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(7)	Annualized.
(8)	As s result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.70%.
(9)	The investment manager voluntarily waived a portion of its fees.
(10)	Amount represents less than 1%.

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report          41

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

The New York Money Market and New York Portfolios (“Funds”) are separate investment funds of Smith Barney Muni Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, non-diversified management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. New York Portfolio securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available or where market quotations are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value. The New York Money Market Portfolio uses the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Financial Futures Contracts. The New York Portfolio may enter into financial futures contracts to the extent permitted by its investment policy and objectives. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Fund Concentration. Because the Funds invest primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting New York.

42         Smith Barney Muni Funds 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(d) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(e) Distributions to Shareholders. The New York Money Market Portfolio declares and records a dividend of substantially all of its net investment income on each business day. It is the New York Portfolio’s policy to distribute dividends monthly. Such dividends are paid or reinvested monthly in Fund shares on the payable date. The Funds intend to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. To the extent that the New York Portfolio’s current year distributions of net investment income exceed current year tax-exempt income, such excess distributions will be taxable as ordinary income to shareholders to the extent of expenses attributable to tax-exempt income.

(f) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(g) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.

(h) Reclassifications. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Management Agreement and Other Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Funds. The New York Money Market Portfolio pays SBFM a management fee calculated at an annual rate of 0.475% on the first $1 billion of the Fund’s average daily net assets; 0.45% on the next $1 billion; 0.425% on the next $3 billion; 0.40% on the next $5 billion and 0.375% on the Fund’s average daily net assets in excess of $10 billion. The New York Portfolio pays SBFM a management fee calculated at the annual rate of 0.50% of the Fund’s average daily net assets. These fees are calculated daily and paid monthly.

Smith Barney Muni Funds 2005 Semi-Annual Report          43

Notes to Financial Statements (unaudited) (continued)

Effective October 1, 2005, the following breakpoints will be applied to the management fee for the New York Money Market Portfolio:

Average Daily Net Assets	Annual Rate
First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

During the six months ended September 30, 2005, the New York Money Market Portfolio’s Class A and Y shares had a voluntary expense limitation in place of 0.80% and 0.70%, respectively, and the New York Portfolio’s Class A, B, C and Y shares had voluntary expense limitations in place of 0.85%, 1.35%, 1.40% and 0.70%, respectively. These expense limitations can be terminated at any time by SBFM.

The Funds have adopted a non-qualified deferred compensation plan (the “Plan”) which allows non-interested directors (“Director”) to defer the receipt of all or a portion of their fees until a later date specified by the Director. Under the Plan, deferred fees are considered an obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s assets.

As of September 30, 2005, the Funds have accrued $26,368 and $24,649 for the New York Money Market Fund and New York Portfolio, respectively, as deferred compensation payable.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Funds’ transfer agent. PFPC Inc. (“PFPC”) and Primerica Shareholder Services (“PSS”), another subsidiary of Citigroup, act as the Funds’ sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended September 30, 2005, the Funds paid transfer agent fees totaling $223,516 to CTB. The totals for each Fund were as follows:

Transfer Agent Fees
New York Money Market Portfolio	$157,329
New York Portfolio	66,187

Citigroup Global Markets Inc. (“CGM”) and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Funds’ distributors.

For the New York Portfolio, there is a maximum initial sales charge of 4.00% for Class A shares. There is also a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares of the New York Portfolio, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% one year from purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares also

44         Smith Barney Muni Funds 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended September 30, 2005, CGM and its affiliates received sales charges of approximately $83,730 on sales of the New York Portfolio’s Class A shares. In addition, for the six months ended September 30, 2005, CDSCs paid to CGM and its affiliates were approximately:

	Class A	Class B	Class C
New York Portfolio	$21,431	$59,931	$4,839

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the six months ended September 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
New York Money Market Portfolio	—	—
New York Portfolio	$1,550,244	$11,953,497

At September 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
New York Portfolio	$57,205,618	$(1,555,426)	$55,650,192

At September 30, 2005, New York Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury Bond	1,880	12/05	$221,546,250	$215,083,755	$6,462,495

4.	Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan (the “Plan”), the New York Money Market Portfolio pays a distribution fee calculated at the annual rate of 0.10% of the average daily net

Smith Barney Muni Funds 2005 Semi-Annual Report          45

Notes to Financial Statements (unaudited) (continued)

assets of its Class A shares. The New York Portfolio pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.15% of the Fund’s average daily net assets of each respective class. In addition, the New York Portfolio also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively. For the six months ended September 30, 2005, total Plan fees, which are accrued daily and paid monthly, were as follows:

	Class A	Class B	Class C
New York Money Market Portfolio	$863,953	—	—
New York Portfolio	419,404	$287,788	$145,894

CGM has agreed to reimburse New York Portfolio for any amount which exceeds the payments made by New York Portfolio with respect to the Plan for Class A shares over the cumulative unreimbursed amounts spent by CGM in performing its services under the Plan. For the six months ended September 30, 2005, no reimbursement was required.

For the six months ended September 30, 2005, total Transfer Agent fees were as follows:

	Class A	Class B	Class C	Class Y
New York Money Market Portfolio	$311,465	—	—	$49
New York Portfolio	65,498	$24,318	$7,124	183

For the six months ended September 30, 2005, total Shareholder Reports expenses were as follows:

	Class A	Class B	Class C	Class Y
New York Money Market Portfolio	$23,190	—	—	$1,211
New York Portfolio	13,537	$4,513	$1,429	29

46         Smith Barney Muni Funds 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

5.	Distributions to Shareholders by Class

New York Money Market Portfolio	Six Months Ended September 30, 2005	Year Ended March 31, 2005
Class A
Net investment income	$15,722,252	$15,496,627
Net realized gain	—	264,710

Total	$15,722,252	$15,761,337

Class Y
Net investment income	$1,184,865	$1,134,053
Net realized gain	—	15,347

Total	$1,184,865	$1,149,400

New York Portfolio
Class A
Net investment income	$11,815,799	$26,188,668
In excess of net investment income	—	15,526

Total	$11,815,799	$26,204,194

Class B
Net investment income	$1,627,803	$4,054,052
In excess of net investment income	—	2,752

Total	$1,627,803	$4,056,804

Class C
Net investment income	$764,400	$1,646,002
In excess of net investment income	—	1,123

Total	$764,400	$1,647,125

Class Y
Net investment income	$81,844	$173,381
In excess of net investment income	—	99

Total	$81,844	$173,480

Smith Barney Muni Funds 2005 Semi-Annual Report          47

Notes to Financial Statements (unaudited) (continued)

6.	Shares of Beneficial Interest

At September 30, 2005, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest in its respective Fund and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

New York Money Market Portfolio	Six Months Ended September 30, 2005		Year Ended March 31, 2005
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,643,008,823	$3,643,008,823	6,841,586,850	$6,841,586,850
Shares issued on reinvestment	14,941,211	14,941,211	14,619,721	14,619,721
Shares repurchased	(3,856,147,125)	(3,856,147,125)	(6,961,485,202)	(6,961,485,202)

Net Decrease	(198,197,091)	$(198,197,091)	(105,278,631)	$(105,278,631)

Class Y
Shares sold	167,972,000	$167,972,000	249,736,500	$249,736,500
Shares issued on reinvestment	1,101,218	1,101,218	1,059,006	1,059,006
Shares repurchased	(123,719,045)	(123,719,045)	(177,152,506)	(177,152,506)

Net Increase	45,354,173	$45,354,173	73,643,000	$73,643,000

New York Portfolio
Class A
Shares sold	2,174,534	$28,695,978	5,208,135	$70,057,074
Shares issued on reinvestment	527,440	6,948,546	1,143,927	15,355,073
Shares repurchased	(5,019,927)	(66,260,879)	(8,309,797)	(111,784,842)

Net Decrease	(2,317,953)	$(30,616,355)	(1,957,735)	$(26,372,695)

Class B
Shares sold	88,223	$1,165,149	293,298	$3,945,745
Shares issued on reinvestment	72,998	961,639	179,242	2,406,353
Shares repurchased	(976,879)	(12,884,114)	(2,218,693)	(29,859,114)

Net Decrease	(815,658)	$(10,757,326)	(1,746,153)	$(23,507,016)

Class C
Shares sold	219,504	$2,893,948	383,806	$5,153,210
Shares issued on reinvestment	39,456	519,332	83,092	1,114,270
Shares repurchased	(466,529)	(6,141,346)	(618,604)	(8,315,322)

Net Decrease	(207,569)	$(2,728,066)	(151,706)	$(2,047,842)

Class Y
Shares sold	2	$25	5	$75
Shares repurchased	—	—	(14,809)	(200,075)

Net Increase (Decrease)	2	$25	(14,804)	$(200,000)

48         Smith Barney Muni Funds 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

7.	Capital Loss Carryforward

At March 31, 2005, the New York Portfolio had a net capital loss carryforward of $34,540,447 of which $6,191,193 expires in 2008, $4,646,778 expires in 2009, $1,069,559 expires in 2012 and $22,632,917 expires in 2013.

8.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and Citigroup Global Markets Inc. (“CGM”) willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan prepared by Citigroup and submitted for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal

Smith Barney Muni Funds 2005 Semi-Annual Report          49

Notes to Financial Statements (unaudited) (continued)

to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGM to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

9.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the advisor for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, CAM believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

* * *

Beginning in June, 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM (the “Distributor”) and a number of its affiliates, including SBFM and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

50         Smith Barney Muni Funds 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, CAM believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, CAM and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

10.	Other Matters

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBFM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the 1940 Act, consummation of the transaction will result in the automatic termination of the Fund’s investment management with the Manager. Therefore, the Fund’s Board has approved a new investment management contract between the Fund and the Manager to become effective upon the closing of the sale to Legg Mason. The new investment management contract has been presented to the shareholders of the Fund for their approval.

The Fund has received information from Citigroup Asset Management (“CAM”) concerning Smith Barney Fund Management LLC (“SBFM), an investment advisory company that is part of CAM. The information received from CAM is as follows:

On September 16, 2005, the staff of the Securities and Exchange Commission (the “Commission”) informed CFM that the staff is considering recommending that the Commission institute administrative proceedings against CFM for alleged violations of Sections 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection undertaken by the Commission and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM.

Although there can be no assurance, SBFM believes that this matter is not likely to have a material adverse effect on the Fund or SBFM’s ability to perform investment advisory services relating to the Fund.

The Commission staff ‘s recent notification will not affect the sale by Citigroup Inc. of substantially all of CAM’s worldwide business to Legg Mason, Inc., which Citigroup continues to expect will occur in the fourth quarter of this year.

Smith Barney Muni Funds 2005 Semi-Annual Report          51

Board Approval of Management Agreement (unaudited)

Background

The members of the Board of Smith Barney Muni Funds — New York Money Market Portfolio (the “Fund”), including the Fund’s independent, or non-interested, Board members (the “Independent Board Members”), received information from the Fund’s manager (the “Manager”) to assist them in their consideration of the Fund’s management agreement (the “Management Agreement”). The Board received and considered a variety of information about the Manager and the Fund’s distributor(s), as well as the advisory and distribution arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below.

The presentation made to the Board encompassed the Fund and all the funds for which the Board has responsibility. Some funds overseen by the Board have an investment advisory agreement and an administration agreement and some funds have an investment management agreement that encompasses both functions. The discussion below covers both advisory and administrative functions being rendered by the Manager whether a fund has a single agreement in place or both an advisory and administration agreement. The terms “Management Agreement”, “Contractual Management Fee” and “Actual Management Fee” are used in a similar manner to refer to both advisory and administration agreements and their related fees whether a fund has a single agreement or separate agreements in place.

Board Approval of Management Agreement.

In approving the Management Agreement, the Fund’s Board, including the Independent Board Members, considered the following factors:

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager under the Management Agreement during the past year. The Board also received a description of the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager about the management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager took into account the Board’s knowledge and familiarity gained as Board members of funds in the Citigroup Asset Management (“CAM”) fund complex, including the scope and quality of the Manager’s investment management and other capabilities and the quality of its administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs. The Board also considered the Manager’s response to recent regulatory compliance issues affecting it and the CAM fund complex. The Board reviewed information received from the Manager regarding the implementation to date of the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940.

52         Smith Barney Muni Funds 2005 Semi-Annual Report

Board Approval of Management Agreement (unaudited) (continued)

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the CAM fund complex. The Board noted that the Manager’s Office of the Chief Investment Officer, composed of the senior officers of the investment teams managing the funds in the CAM complex, participates in reporting to the Board on investment matters. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources available to CAM and its parent organization, Citigroup Inc.

The Board also considered the Manager’s brokerage policies and practices, the standards applied in seeking best execution, the Manager’s policies and practices regarding soft dollars, the use of a broker affiliated with the Manager and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes and portfolio manager compensation plan.

At the Board’s request following the conclusion of the 2004 contract continuance discussions, the Manager prepared and provided to the Board in connection with the 2005 discussions an analysis of complex-wide management fees, which, among other things, set out a proposed framework of fees based on asset classes. The Board engaged the services of independent consultants to assist it in evaluating the Fund’s fees generally and within the context of the framework.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement were acceptable.

Fund Performance

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark(s).

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds classified as “New York tax-exempt money market funds” by Lipper, showed that the Fund’s performance for all of the time periods presented was within the median range. Based on their review, the Board concluded that the Fund’s relative investment performance was acceptable.

Management Fees and Expense Ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management services provided by the Manager. The Board also reviewed

Smith Barney Muni Funds 2005 Semi-Annual Report          53

Board Approval of Management Agreement (unaudited) (continued)

and considered whether fee waiver and/or expense reimbursement arrangements are currently in place for the Fund and considered the actual fee rate (after taking any waivers and reimbursements into account) (the “Actual Management Fee”) and whether any fee waivers and reimbursements could be discontinued.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fees and Actual Management Fee and the Fund’s overall expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Manager reviewed with the Board the significant differences in scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services, office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a proposed framework of fees based on asset classes.

Management also discussed with the Board the Fund’s distribution arrangements. The Board was provided with information concerning revenues received by and certain expenses incurred by the Fund’s affiliated distributors and how the amounts received by the distributors are paid.

The information comparing the Fund’s Class A shares’ Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of 8 retail no-load funds (including the Fund) classified as “New York tax-exempt money market funds” by Lipper, showed that the Fund’s Contractual and Actual Management Fees were within the median range of management fees paid by the other funds in the Expense Group. The Board noted that the Fund’s actual total expense ratio was better than the median. After discussion with the Board, the Manager offered to and will reduce the Contractual Management Fees across all existing asset breakpoints effective October 1, 2005.

Taking all of the above into consideration, the Board determined that the Management Fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement

Manager Profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the CAM fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Manager’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

54         Smith Barney Muni Funds 2005 Semi-Annual Report

Board Approval of Management Agreement (unaudited) (continued)

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow beyond current levels. However, because of the nature of the Manager’s business, the Board could not reach definitive conclusions as to whether the Manager might realize economies of scale or how great they may be.

The Board noted that the Fund’s asset level exceeded the breakpoints (or would exceed any proposed breakpoints) and, as a result, the Fund and its shareholders realized or would realize the benefit of a lower total expense ratio than if no breakpoints had been in place. The Board also noted that as the Fund’s assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for Board members, auditors and legal fees, become a smaller percentage of overall assets.

The Board noted that Management Fee effective on October 1, 2005 will be 0.45% of the first $1 billion of assets; 0.425% of the next $1 billion of assets; 0.40% of the next $3 billion of assets; 0.375% of the next $5 billion of assets and 0.35% of assets over $10 billion.

Other Benefits to the Manager

The Board considered other benefits received by the Manager and its affiliates as a result of their relationship with the Fund, including soft dollar arrangements, receipt of brokerage and the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

In light of all of the foregoing, the Board approved the Management Agreement to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Board discussed the proposed continuance of the Management Agreement in a private session with their independent legal counsel at which no representatives of the Manager were present.

Smith Barney Muni Funds 2005 Semi-Annual Report          55

Board Approval of Management Agreement (unaudited)

Background

The members of the Board of Smith Barney Muni Funds — New York Portfolio (the “Fund”), including the Fund’s independent, or non-interested, Board members (the “Independent Board Members”), received information from the Fund’s manager (the “Manager”) to assist them in their consideration of the Fund’s management agreement (the “Management Agreement”). The Board received and considered a variety of information about the Manager and the Fund’s distributor(s), as well as the advisory and distribution arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below.

The presentation made to the Board encompassed the Fund and all the funds for which the Board has responsibility. Some funds overseen by the Board have an investment advisory agreement and an administration agreement and some funds have an investment management agreement that encompasses both functions. The discussion below covers both advisory and administrative functions being rendered by the Manager whether a fund has a single agreement in place or both an advisory and administration agreement. The terms “Management Agreement”, “Contractual Management Fee” and “Actual Management Fee” are used in a similar manner to refer to both advisory and administration agreements and their related fees whether a fund has a single agreement or separate agreements in place.

Board Approval of Management Agreement

In approving the Management Agreement the Fund’s Board, including the Independent Board Members, considered the following factors:

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager under the Management Agreement during the past year. The Board also received a description of the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager about the management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager took into account the Board’s knowledge and familiarity gained as Board members of funds in the Citigroup Asset Management (“CAM”) fund complex, including the scope and quality of the Manager’s investment management and other capabilities and the quality of its administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs. The Board also considered the Manager’s response to recent regulatory compliance issues affecting it and the CAM fund complex. The Board reviewed information received from the Manager regarding the

56         Smith Barney Muni Funds 2005 Semi-Annual Report

Board Approval of Management Agreement (unaudited) (continued)

implementation to date of the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the CAM fund complex. The Board noted that the Manager’s Office of the Chief Investment Officer, composed of the senior officers of the investment teams managing the funds in the CAM complex, participates in reporting to the Board on investment matters. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources available to CAM and its parent organization, Citigroup Inc.

The Board also considered the Manager’s brokerage policies and practices, the standards applied in seeking best execution, the Manager’s policies and practices regarding soft dollars, the use of a broker affiliated with the Manager and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes and portfolio manager compensation plan.

At the Board’s request following the conclusion of the 2004 contract continuance discussions, the Manager prepared and provided to the Board in connection with the 2005 discussions an analysis of complex-wide management fees, which, among other things, set out a proposed framework of fees based on asset classes. The Board engaged the services of independent consultants to assist it in evaluating the Fund’s fees generally and within the context of the framework.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement was acceptable.

Fund Performance

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark(s).

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds classified as “New York municipal debt funds” by Lipper, showed that the Fund’s performance for the 1-, 3- and 5-year periods was below the median, while the Fund’s performance for the 10-year period was better than the median. Based on their review, the Board continues to retain confidence in the Manager to seek to achieve the Fund’s investment objective and carry out its investment strategies.

Smith Barney Muni Funds 2005 Semi-Annual Report          57

Board Approval of Management Agreement (unaudited) (continued)

Management Fees and Expense Ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management services provided by the Manager. The Board also reviewed and considered whether fee waiver and/or expense reimbursement arrangements are currently in place for the Fund and considered the actual fee rate (after taking any waivers and reimbursements into account) (the “Actual Management Fee”) and whether any fee waivers and reimbursements could be discontinued.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fees and Actual Management Fee and the Fund’s overall expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Manager reviewed with the Board the significant differences in scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services, office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a proposed framework of fees based on asset classes.

Management also discussed with the Board the Fund’s distribution arrangements. The Board was provided with information concerning revenues received by and certain expenses incurred by the Fund’s affiliated distributors and how the amounts received by the distributors are paid.

The information comparing the Fund’s Class A shares’ Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of 9 retail front-end load funds (including the Fund) classified as “New York municipal debt funds” by Lipper, showed that the Fund’s Contractual and Actual Management Fees were well within the range of management fees paid by other funds in the Expense Group and, indeed, the Contractual Management Fee was better than the median. The Board noted that the Fund’s actual total expense ratio was also better than the median and concluded that it was acceptable.

Taking all of the above into consideration, the Board determined that the Management Fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement.

Manager Profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the CAM fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability

58         Smith Barney Muni Funds 2005 Semi-Annual Report

Board Approval of Management Agreement (unaudited) (continued)

data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Manager’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow beyond current levels. However, because of the nature of the Manager’s business, the Board could not reach definitive conclusions as to whether the Manager might realize economies of scale or how great they may be.

Other Benefits to the Manager

The Board considered other benefits received by the Manager and their affiliates as a result of their relationship with the Fund, including soft dollar arrangements, receipt of brokerage and the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

In light of all of the foregoing, the Board approved the Management Agreement to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Board discussed the proposed continuance of the Management Agreement in a private session with their independent legal counsel at which no representatives of the Manager were present.

Smith Barney Muni Funds 2005 Semi-Annual Report          59

Smith Barney Muni Funds

New York Money Market Portfolio

New York Portfolio

TRUSTEES

Lee Abraham

Jane F. Dasher

Donald R. Foley

R. Jay Gerken, CFA
Chairman

Richard E. Hanson, Jr.

Paul Hardin

Roderick C. Rasmussen

John P. Toolan

OFFICERS

R. Jay Gerken, CFA

President and Chief
Executive Officer

Andrew B. Shoup

Senior Vice President and
Chief Administrative Officer

Robert J. Brault

Chief Financial Officer
and Treasurer

Julie P. Callahan, CFA

Vice President and

Investment Officer

Joseph P. Deane

Vice President and

Investment Officer

David T. Fare

Vice President and

Investment Officer

Andrew Beagley

Chief Anti-Money Laundering Compliance Officer & Chief Compliance Officer

OFFICERS (continued)

Robert I. Frenkel

Secretary and

Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund
Management LLC

DISTRIBUTORS

Citigroup Global Markets Inc.

PFS Distributors, Inc.

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.

125 Broad Street, 11th Floor

New York, New York 10004

SUB-TRANSFER AGENTS

PFPC Inc.

P.O. Box 9699

Providence, Rhode Island
02940-9699

Primerica Shareholder Services

P.O. Box 9662

Providence, Rhode Island

02940-9662

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, NY 10154

This report is submitted for the general information of the shareholders of Smith Barney Muni Funds — New York Money Market Portfolio and New York Portfolio.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.citigroupam.com

©2005 Citigroup Global Markets Inc.

Member NASD, SIPC

FD0867 11/05	05-9292

Smith Barney Muni Funds

New York Money Market Portfolio

New York Portfolio

The Funds are separate investment funds of the Smith Barney Muni Funds, a Massachusetts business trust.

SMITH BARNEY MUNI FUNDS

Smith Barney Mutual Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the fund’s website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Muni Funds

By:	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer of Smith Barney Muni Funds

Date: December 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer of Smith Barney Muni Funds

Date: December 7, 2005

By:	/s/ ROBERT J. BRAULT
Robert J. Brault Chief Financial Officer of Smith Barney Muni Funds

Date: December 7, 2005